1(650) 320-1894

peiyizhao@paulhastings.com

May 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vermillion, Inc.

Preliminary Proxy Statement on Schedule 14A per Rule 14a-6(a)

Ladies and Gentlemen:

On behalf of our client, Vermillion, Inc. (the “Company”), and pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, we hereby transmit for filing:

•	One copy of an amendment to the preliminary proxy statement in connection with the Company’s 2012 Annual Meeting of Stockholders (the “2012 Annual Meeting”).

The Company is filing an amendment to its proxy statement in preliminary form only because stockholders of the Company provided notice to the Company of their intention to nominate two director nominees in opposition to the director nominee recommended by the Company’s Board of Directors at the 2012 Annual Meeting and filed a preliminary proxy statement on April 20, 2012, and amendments to a preliminary proxy statement on May 4, 2012 and May 8, 2012, and the Company referred to the stockholders’ solicitation in opposition in the preliminary proxy statement.

Please contact me at (650) 320-1894 with any questions or comments you may have or for any further information you may desire.

Sincerely,

/s/ Peiyi Zhao

for PAUL HASTINGS LLP